Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of information related to operating leases

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	344,606	249,169	168,626
Cash paid for amounts included in the measurement of operating lease liabilities	331,579	271,670	185,987
Change of right-of-use assets related to exchange for operating lease obligations	215,209	40,557	(52,897)

Schedule of information related to operating lease terms and discount rates, which excludes the land use rights

	December 31,	December 31,
	2024	2025
Weighted average remaining lease term	2.87 years	2.75 years
Weighted average discount rate	3.62%	3.54%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2025 were as follows (in thousands):

RMB
2026	123,120
2027	89,093
2028	66,733
2029	30,163
2030	22,314
Thereafter	41,145
Total operating lease payments	372,568
Less: imputed interest	(27,243)
Total	345,325